Commitments and Contingencies (Details) - Schedule of future minimum lease payments under non-cancelable operating leases	Dec. 31, 2022 USD ($)
Schedule Of Future Minimum Lease Payments Under Non Cancelable Operating Leases Abstract
2023	$ 753,871
2024	276,358
2025	177,939
Total future minimum lease payments	1,208,168
Less portion representing interest	(133,114)
Present value of lease obligations	1,075,054
Less current portion of lease obligations	(688,188)
Long term portion of lease obligations	$ 386,866